Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have developed and implemented a cybersecurity risk management program designed to protect the confidentiality, integrity, and availability of our critical systems and information. To protect our systems and information from cybersecurity threats, we use a variety of security tools and techniques, in order to prevent, detect, investigate, contain, escalate, and recover from identified vulnerabilities and security incidents.

Our cybersecurity risk management program is integrated into our overall Company’s risk management program, and shares common methodologies and reporting channels that apply across the Company’s risk management program to other risk areas. Our management team is principally responsible for facilitating our Company’s risk management program, in consultation with multiple functions and reporting to the Board.

Our cybersecurity risk management program includes:

●	an Information Security Policy that articulates our information security practices and procedures to maintain confidence in our business and to protect the confidentiality, integrity, and availability of the information we handle;
●	a dedicated external IT services company, principally responsible for managing IT operations, including monitoring, maintenance, and technical support; cybersecurity controls and services are delivered natively through the Microsoft 365 platform, including identity protection, endpoint security, threat detection, and data protection;
●	management, principally responsible for driving our cybersecurity risk assessment processes, including a formal information security risk assessment on at least an annual basis; our security controls framework and risk remediation and prioritization; and risk awareness and education programs for employees relating to cybersecurity, delivered through the Microsoft 365 security platform;
●	the use of external resources, such as assessors, consultants, and auditors, where appropriate, to assess, test, or otherwise assist with aspects of our security controls;
●	an external audit of our systems and environments, including an external penetration test, on an annual basis;
●	cybersecurity training of our incident response personnel and senior management, including annual phishing simulations, business email compromise awareness training for finance staff, and social engineering resistance programs for all employees;
●	a cybersecurity incident response plan that includes procedures for assessing, responding to, remediating, resolving, and conducting post-analysis of cybersecurity incidents, managed by our external IT team and supported by the Microsoft 365 security platform, covering network intrusions, malware events, and data security incidents;
●	a vendor assessment program designed to identify and mitigate cybersecurity risks associated with our use of third-party service providers; and
●	a vendor assessment program designed to identify and mitigate cybersecurity risks associated with our use of third-party service providers.

Our technical environment is built on Microsoft 365, providing enterprise-grade identity, endpoint, and cloud security capabilities. Key controls include multi-factor authentication enforced on all user accounts and remote access connections, endpoint protection and detection capabilities (Microsoft Defender for Endpoint) deployed on all company devices, hardened device baseline configurations, cloud-based data storage and backup through Microsoft’s infrastructure, active patch management across all systems, and network access controls that eliminate direct external access to internal systems.

To date, we have not identified risks from any known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is integrated into our overall Company’s risk management program, and shares common methodologies and reporting channels that apply across the Company’s risk management program to other risk areas.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

To date, we have not identified risks from any known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the management oversight of our cybersecurity and data protection program.
Cybersecurity Risk Role of Management [Text Block]

Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the management oversight of our cybersecurity and data protection program.

The Board receives annual updates from management on our cybersecurity and data protection programs, including related trends or metrics.

In addition to any reports from the management to the Board regarding cybersecurity, management informs and updates the Board about any significant cybersecurity incidents.

Our management team is responsible for assessing and managing material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and relies on the Microsoft 365 security platform, which continuously and automatically monitors, detects, and assesses cybersecurity risks across our environment. Our external IT services company is engaged on an as-needed basis to remediate identified issues.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel, threat intelligence and other information obtained from governmental, public, or private sources, including external consultants engaged by us.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	In addition to any reports from the management to the Board regarding cybersecurity, management informs and updates the Board about any significant cybersecurity incidents.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our management team is responsible for assessing and managing material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and relies on the Microsoft 365 security platform, which continuously and automatically monitors, detects, and assesses cybersecurity risks across our environment. Our external IT services company is engaged on an as-needed basis to remediate identified issues.